Condensed Consolidated Interim Statements of Operations and Other Comprehensive Income (Loss) (Unaudited) (Parenthetical) - $ / shares shares in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Profit or loss [abstract]
Loss per share, basic	$ (0.29)	$ (0.06)	$ (0.62)	$ (0.18)
Loss per share, diluted	$ (0.29)	$ (0.06)	$ (0.62)	$ (0.18)
Weighted average shares outstanding, basic	17,801	16,742	17,751	15,056
Weighted average shares outstanding, diluted	17,801	16,742	17,751	15,056